Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

MGM RESORTS INTERNATIONAL

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Balance at	Provision for	Write-offs,
	Beginning of	Doubtful	Net of	Balance at
	Period	Accounts	Recoveries	End of Period
Allowance for doubtful accounts:
Year Ended December 31, 2015	$89,602	$54,691	$(54,504)	$89,789
Year Ended December 31, 2014	81,713	46,698	(38,809)	89,602
Year Ended December 31, 2013	97,911	14,969	(31,167)	81,713

	Balance at
	Beginning of			Balance at
	Period	Increase	Decrease	End of Period
Deferred income tax valuation allowance:
Year Ended December 31, 2015	$2,558,767	$248,504	$(140)	$2,807,131
Year Ended December 31, 2014	1,721,917	836,850	—	2,558,767
Year Ended December 31, 2013	1,093,398	633,423	(4,904)	1,721,917